Investment in joint venture (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 27, 2015	Mar. 19, 2014 item	Oct. 21, 2013
Schedule of Equity Method Investments [Line Items]
Net income (loss) of investees	$ 4,381,637	$ (3,317,444)
Share of (loss)/gain of equity investee	2,234,635	(1,691,897)	$ (117,188)
Equity method goodwill not amortized	$ 3,982,603	$ 4,226,414
Shaanxi Zhongmao [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	51.00%					51.00%
Equity interest held by partners	49.00%
Beijing Starry Sky Cinema Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage				51.00%
Huayi Xincheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%				40.00%
Number of independent shareholders who established a joint venture | item					4